Basic and Diluted Net Loss Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Option [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	98,171,200
Restricted Share Units [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	254,893,245	214,729,600	43,107,200	24,196,000
Warrants [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	2,231,316,096